INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
5.	INVESTMENTS

Short-term investments and long-term investments consisted of the following:

		As of December 31,
	2017	2018
	US$	US$
Short-term investments
Trading securities	15,833	1,773
Fixed-rate time deposits	39,968	14,270
	55,801	16,043

Long-term investments:
Equity Investments with Readily Determinable Fair Values:
- Color Life Service Company ("Color Life")	4,554	-
- Hopefluent Company Holdings Limited ("Hopefluent")	47,729	30,733
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	318,065	150,750
	370,348	181,483
Equity Investments without Readily Determinable Fair Values:
- Guilin Bank	38,817	47,664
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	3,498	3,330
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	58,301	55,507
-Foshan Nature Lvke Science	-	729
	100,616	107,230
Equity method investments
- Chongqing Wanli New Energy Co., Ltd. (“Wanli”)	-	84,520

	470,964	373,233

As of December 31, 2017 and 2018, the Company held fixed-rate time deposits purchased from commercial banks and financial institutions with maturities of less than one year.

In October 2017, the Company invested
US$15,299
in PRC mutual funds, which were classified as trading securities as they were held principally for the purpose of selling in the near term. As of December 31, 2017, the market price increases to
US$
15,833
and an unrealized gains of
US$518
was included in earnings. In 2018, the Company sold majority of such trading securities in the amount of
US$11,705,
and recognized a loss of
US$2,091
in the consolidated statements of change in fair value of trading securities.

Interest income on the fixed-rate time deposits
and cash and cash equivalents and restricted cash
of US$11,367, US$11,322 and US$10,302 were recognized for the years ended December 31, 2016, 2017 and 2018, respectively.

Dividends from the long-term investments of US$3,281, US$6,692 and US$6,838 were recognized as investment income in the consolidated statements of comprehensive income (loss) for the years ended December 31, 2016, 2017 and 2018, respectively.

On June 27, 2014, the Company acquired 27,551,733 shares of Color Life, a Hong Kong listed company, for US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. As of December 31, 2016, the market price further declined to US$20,606 and an unrealized loss of US$3,097 was recorded in other comprehensive income (loss). In 2017, the Company sold 20,705,000 shares for a total consideration of US$12,317, and recognized a gain of US$ 2,110 in the consolidated statements of comprehensive income (loss). As of December 31, 2017, the market price of the remaining shares declined to US$4,554. Total fair value decrease of US$3,735 was recorded in other comprehensive income (loss) and US$2,110 gain related to the sale was reclassified out of accumulated other comprehensive income for the year ended December 31, 2017. In 2018, the Company sold
6,846,733 shares for a total consideration of US$6,645, and recognized a gain of US$ 2,091 in the consolidated statements of comprehensive income (loss). The Company received cash dividends in the amount of US$440 distributed by Color Life in 2018.

In November 2014, the Company acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, for US$43,361. The investment constituted a 17.26% ownership in Hopefluent and was classified as an available-for-sale security. As of December 31, 2016, an unrealized loss of US$306 was recorded in other comprehensive income (loss) for the year ended December 31, 2016. In 2017, the Company sold 3,164,000 shares for a total consideration of US$1,614, and recognized a gain of US$626 in the consolidated statements of comprehensive income (loss). As of December 31, 2017, the market price of the remaining shares increased to US$47,729. Total fair value increase of US$18,309 was recorded in other comprehensive income and US$626 gain related to the sale was reclassified out of accumulated other comprehensive income for the year ended December 31, 2017. In 2018, the Company received cash dividends in the amount of US$1,711 distributed by Hopefluent. As of December 31, 2018, the market price of the shares declined to
US$30,733. Total fair value decrease of US$16,996
was recorded in change in fair value of securities for the year ended December 31, 2018

On May 29, 2015, the Company acquired an aggregate of 145,376,744 shares of World Union, a PRC listed company, at a total consideration of US$121,393. The investment constituted a 10.06% ownership in World Union. The investment in World Union was classified as a cost method investment upon acquisition, as the Company could not freely sell the shares due to a lock-up provision of 36 months. On April 8, 2016, World Union declared a stock dividend whereby four shares were distributed to shareholders for every ten shares held. As a result, the Company’s shareholding increased from 145,376,744 shares to 203,527,442 shares. As of December 31, 2017, as the lock-up restriction will terminate within one year, the classification of the investment changed from a cost method to an available for sale security, and the fair value of the investment was measured based on the market price, adjusted for the effect of the remaining restriction, in accordance with ASC 820. As of December 31, 2017, the fair value of World Union was US$318,065 and the related tax effect of US$49,566 were recorded in other comprehensive income for the year ended December 31, 2017. As of December 31, 2017 and 2018, the investment constituted a
9.96
%
ownership in World Union. The Company received cash dividends distributed by World Union in amount of US$2,417 and US$2,445 in 2017 and 2018 respectively. As of December 31, 2018, the fair value of World Union was
US$150,750,
total fair value decrease of
US$161,039
was recorded in change in fair value of securities for the year ended December 31, 2018.

On October 29, 2015, the Company acquired 11.03% of the share capital of Sindeo, a non-listed company, for US$5,000. The investment in Sindeo was classified as a cost method investment, as the Company does not have significant influence over Sindeo and because there is no readily determinable fair value. During the year ended December 31, 2016 and 2017, the impairment loss of US$2,232 and US$2,768, respectively, was recorded in the statement of comprehensive income (loss) as Sindeo’s financial condition had deteriorated as evidenced by significant operating losses.

On July 12, 2016, 30,595,859 shares of Guilin Bank, a PRC non-listed company, was transferred by a third-party to repay a portion of its overdue receivables of US$12,173 owed to the Company. The investment constituted a 1.02%
ownership in Guilin Bank. The investment was classified as equity securities without readily determinable fair values, as the Company does not have significant influence over Guilin Bank and because there is no readily determinable fair value. On September 25, 2017, additional
42,834,202
shares of Guilin Bank was transferred by the third-party in full satisfaction of its remaining overdue receivables of
US$24,695 to the Company.
In October 2017, the Company received
7,343,006
shares of Guilin Bank as a stock dividend and the Company’s shareholding increased from
73,430,061 to 80,773,067.
The total investment constituted a 1.98% and 1.79% ownership in Guilin Bank as of December 31, 2017 and 2018 respectively. No impairment on the investment in Guilin Bank was recognized for the year ended December 31, 2017 and 2018. The Company received cash dividends distributed by Guilin Bank in amount of US$1,308 and US$1,402 in 2017 and 2018 respectively. In 2018, Guilin Bank entered into a new financing agreement with a group of new investors. The new financing provided the observable price for the Company’s investment. The Company evaluated this investment’s carrying amount based on the observable price, and recognized a gain of US$10,633 in change in fair value of securities. The Company accounts for the investment in Guilin Bank at cost adjusted for observable price changes for the years ended December 31, 2018.

On January 21, 2016, the Company acquired an aggregate of 4,411,765 shares of Chuangdian, which is listed on the National Equities Exchange and Quotations (“NEEQ”) in the PRC, for a total consideration of US$3,294. The investment constituted a 15%
ownership in Chuangdian and was classified as equity securities without readily determinable fair values, as the Company does not have significant influence and because there is no readily determinable fair value, as the breadth and scope of NEEQ is not comparable to equivalent U.S markets. The Company received 2,766,177 and
1,378,165
shares as dividends in 2016 and 2017, respectively. The Company received cash dividends in the amount of US$96 and US$113 in 2017 and 2018 respectively. No impairment on the investment in Chuangdian was recognized for the year ended December 31, 2017 and 2018.

On December 10, 2014, the Company acquired 16% of the share capital of Tospur, a non-listed company, for US$62,257.
The investment in Tospur was classified as equity securities without readily determinable fair values, as the Company does not have significant influence over Tospur and because there is no readily determinable fair value. No impairment on the investment in Tospur was recognized for the year ended December 31, 2018. The Company received US$649 and US$619 cash dividends in 2017 and 2018 respectively.

In July 2018, the Company has entered into definitive agreements (the Agreement) to acquire a 10% equity interest in Chongqing Wanli New Energy Co., Ltd. (“Wanli”), a company listed on the Shanghai Stock Exchange, from its controlling shareholder for a cash consideration of US$72,852, of which US$29,141 will compensate the seller in connection with the Business Disposal (defined below). The difference between the cash consideration of the investment and the amount of underlying equity in net assets of Wanli w as
US
$
60,980
 as of August 10, 2018, the closing date of the acquisition.
 In connection with the  acquisition, the seller agrees (1) to enter into an irrevocable acting-in-concert agreement with a term of three years to adhere to the Company’s action in Wanli’s future meetings of shareholders and board of directors, (2) to purchase from Wanli its battery business for a price of no less than US$99,758 within three years after the consummation of the proposed acquisition, and (3) to ensure the profitability of Wanli measured by the lower of net profit or net profit excluding extraordinary items in three years subsequent to the Agreement. Following the consummation of the acquisition, the Company became the largest shareholder of Wanli.

During September to December in 2018, the Company acquired additional 4.67% equity interest in Wanli through daily transactions in the secondary market with total consideration of
US$11,667.
As at December 31, 2018, the Company holds
14.67
%

equity interest in Wanli.

The investment is accounted for under equity method as the Company can exercise significant influence over operating and financial policies of Wanli.

The following is a summary of the available-for-sale securities as of December 31, 2017. Due to the adoption of ASU 2016-01, change in fair value of available-for-sale equity securities are recorded in change in fair value of securities in the consolidated financial statement of comprehensive income (loss).

	Original Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2017
- Color Life	3,376	1,178	-	4,554
- Hopefluent	33,956	13,773	-	47,729
- World Union	121,393	196,672	-	318,065

	158,725	211,623	-	370,348